Leases - Maturity (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Remaining portion of 2025	$ 336,597
2026	683,723	$ 507,855
2027	700,911	525,805
2028	710,950	538,988
2029	647,554	544,028
Thereafter	2,620,187
Total undiscounted lease payments	5,699,922	4,367,855
Less: imputed interest	(2,252,450)	(1,765,839)
Present value of lease liabilities	$ 3,447,472	$ 2,602,016	$ 472,442